Other Liabilities and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Other Liabilities and Accrued Expenses
The other liabilities and accrued expenses as of December 31, 2015 and 2014 are as follows:

(in US$ millions)	2015	2014
VAT, wage tax, and other taxes	2.8	3.9
Other payables	13.7	7.0
Deferred income	1.7	1.5
Accrued charges -personnel	5.3	5.3
Accrued charges -construction work in progress	5.2	8.3
Accrued charges -general and administrative expenses	4.6	5.4
Total other liabilities and accrued expenses	33.3	31.4